Real Estate Real Estate Held For Sale, Included in Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Real Estate [Abstract]
Total revenues	$ 2,537	$ 527
Operating expenses	(1,693)	(464)
Total revenues less operating expenses from assets classified as held for sale, not qualifying as discontinued operations	844	63
Depreciation and amortization expense	(779)	(283)
Interest expense	(107)	(25)
Loss from assets classified as held for sale, not qualifying as discontinued operations	$ (42)	$ (245)